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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dec 31, 2012

Check here if Amendment [ ]; Amendment Number:
                                               ------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Thornmark Asset Management Inc.
Address:  119 Spadina Ave. # 701
          Toronto, Ontario, Canada
          M5V 2L1

Form 13F File Number: 28-
                         -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Spagnolo
Title:    Chief Operating Officer
Phone:    416-204-6220

Signature, Place, and Date of Signing:

   /s/ Paul Spagnolo           Toronto, Ontario               02-05-2013
------------------------- -------------------------- ---------------------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-
        ---------------------    --------------------------

     [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                         ------------

Form 13F Information Table Entry Total:       50
                                         ------------

Form 13F Information Table Value Total:   83,725.25
                                         ------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.        Form 13F File Number    Name

                28-
     -----         -----------------    -----------------------

     [Repeat as necessary.]

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
31-DEC-12                                                   MARKET                   INVESTMENT  OTHER       VOTING
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   VALUE (X$1000)  SHARES SH/PN DISCRETION MANAGERS AUTHORITY SOLE
------------------------------ -------------- --------- -------------- ------- ----- ---------- -------- --------------
Toronto-Dominion Bank/The                 COM 891160509      $4,721.81  55,992    SH       Sole                  55,992
Canadian Imperial Bank of Comm            COM 136069101      $4,292.48  53,250    SH       Sole                  53,250
ProShares Short MSCI EAFE                 COM 74347R370      $4,275.53 103,000    SH       Sole                 103,000
Bank of Nova Scotia                       COM 064149107      $4,151.56  71,727    SH       Sole                  71,727
Apple Inc                                 COM 037833100      $3,708.18   6,968    SH       Sole                   6,968
CVS Caremark Corp                         COM 126650100      $3,284.37  67,929    SH       Sole                  67,929
General Electric Co                       COM 369604103      $3,023.61 144,050    SH       Sole                 144,050
Target Corp                               COM 87612E106      $2,904.66  49,090    SH       Sole                  49,090
Mosaic Co/The                             COM 61945C103      $2,779.40  49,080    SH       Sole                  49,080
Wells Fargo & Co                          COM 949746101      $2,776.44  81,230    SH       Sole                  81,230
Suncor Energy Inc                         COM 867224107      $2,430.23  73,688    SH       Sole                  73,688
Pfizer Inc                                COM 717081103      $2,321.34  92,560    SH       Sole                  92,560
Chevron Corp                              COM 166764100      $2,309.87  21,360    SH       Sole                  21,360
Johnson & Johnson                         COM 478160104      $2,277.83  32,494    SH       Sole                  32,494
3M Co                                     COM 88579Y101      $2,197.76  23,670    SH       Sole                  23,670
Mondelez International Inc                COM 609207105      $2,178.28  85,580    SH       Sole                  85,580
Yamana Gold Inc                           COM 98462Y100      $2,110.29 122,620    SH       Sole                 122,620
Baytex Energy Corp                        COM 07317Q105      $1,947.96  45,050    SH       Sole                  45,050
International Business Machine            COM 459200101      $1,921.25  10,030    SH       Sole                  10,030
Comcast Corp                         COM CL A 20030N101      $1,918.06  51,340    SH       Sole                  51,340
Baxter International Inc                  COM 071813109      $1,891.81  28,380    SH       Sole                  28,380
AMCOL International Corp                  COM 02341W103      $1,668.99  54,400    SH       Sole                  54,400
CSX Corp                                  COM 126408103      $1,642.13  83,230    SH       Sole                  83,230
Microsoft Corp                            COM 594918104      $1,589.23  59,500    SH       Sole                  59,500
Pembina Pipeline Corp                     COM 706327103      $1,559.45  54,450    SH       Sole                  54,450
Procter & Gamble Co/The                   COM 742718109      $1,477.69  21,766    SH       Sole                  21,766
Google Inc                                COM 38259P508      $1,344.02   1,900    SH       Sole                   1,900
McDonald's Corp                           COM 580135101      $1,326.68  15,040    SH       Sole                  15,040
Air Products & Chemicals Inc              COM 009158106      $1,179.72  14,041    SH       Sole                  14,041
Gildan Activewear Inc                     COM 375916103      $1,037.04  28,350    SH       Sole                  28,350
SPDR S&P 500 ETF Trust                    COM 78462F103        $996.87   7,000    SH       Sole                   7,000
Occidental Petroleum Corp                 COM 674599105        $873.35  11,400    SH       Sole                  11,400
SPDR Gold Shares                     GOLD SHS 78463V107        $777.70   4,800    SH       Sole                   4,800
Cenovus Energy Inc                        COM 15135U109        $731.17  21,800    SH       Sole                  21,800
US Bancorp                                COM 902973304        $725.04  22,700    SH       Sole                  22,700
CGI Group Inc                    CL A SUB VTG 39945C109        $712.40  30,800    SH       Sole                  30,800
Canadian Natural Resources Ltd            COM 136385101        $669.78  23,200    SH       Sole                  23,200
Teck Resources Ltd                        COM 878742204        $591.16  16,263    SH       Sole                  16,263
Hologic Inc                               COM 436440101        $548.28  27,400    SH       Sole                  27,400
BCE Inc                                   COM 05534B760        $549.63  12,800    SH       Sole                  12,800
FedEx Corp                                COM 31428X106        $541.15   5,900    SH       Sole                   5,900
Agilent Technologies Inc                  COM 00846U101        $524.03  12,800    SH       Sole                  12,800
Joy Global Inc                            COM 481165108        $510.24   8,000    SH       Sole                   8,000
Caterpillar Inc                           COM 149123101        $483.89   5,400    SH       Sole                   5,400
EMC Corp/MA                               COM 268648102        $480.70  19,000    SH       Sole                  19,000
Deere & Co                                COM 244199105        $440.74   5,100    SH       Sole                   5,100
Manulife Financial Corp                   COM 56501R106        $440.32  32,400    SH       Sole                  32,400
Verizon Communications Inc                COM 92343V104        $398.08   9,200    SH       Sole                   9,200
Westport Innovations Inc                  COM 960908309        $278.90  10,442    SH       Sole                  10,442
Intel Corp                                COM 458140100        $204.14   9,900    SH       Sole                   9,900
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